Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	20.20%	17.50%	20.20%	17.20%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	12.90%	9.00%	15.20%	7.80%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.40%	13.20%	11.80%	13.20%